REGULATORY ASSETS AND LIABILITIES Regulatory Assets (Details) - USD ($) $ in Thousands		Mar. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Jan. 31, 2007	Feb. 28, 2003
Regulatory Assets
Regulatory liabilities		$ 621,000	$ 619,000		$ 249,000
Current regulatory assets		17,000	18,000		53,000
Non-current regulatory assets		211,000	197,000		247,000
Regulatory assets			215,000		300,000
Regional Cost Allocation Refund
Regulatory Assets
Current regulatory assets	[1]		0		29,000
Regulatory asset, accrued interest (less than $1 million)			1,000		1,000
Revenue Accruals, Including Accrued Interest
Regulatory Assets
Current regulatory assets		16,000	18,000	[2]	24,000	[2]
Non-current regulatory assets		$ 25,000	11,000	[2]	16,000	[2]
Revenue Accruals, Accrued Interest Less Than $1 Million
Regulatory Assets
Current regulatory assets	[2]		1,000		1,000
Non-current regulatory assets	[2]		1,000		1,000
Income Taxes Recoverable Related to AFUDC Equity
Regulatory Assets
Non-current regulatory assets			80,000	[3]	124,000
Pensions and Postretirement
Regulatory Assets
Non-current regulatory assets			30,000		25,000
Income Taxes Recoverable Related to Implementation of the Michigan Corporate Income Tax
Regulatory Assets
Non-current regulatory assets			7,000	[3]	9,000
Accrued Asset Removal Costs
Regulatory Assets
Non-current regulatory assets			19,000		16,000
ITCTransmission | ADIT Deferral
Regulatory Assets
Non-current regulatory assets			16,000		19,000
Regulatory assets, accumulated amortization			45,000		42,000
Regulatory assets								$ 61,000
METC | ADIT Deferral
Regulatory Assets
Non-current regulatory assets			17,000		19,000
Regulatory assets, accumulated amortization			26,000		24,000
Regulatory assets							$ 43,000
METC | Regulatory Deferrals
Regulatory Assets
Non-current regulatory assets			7,000		8,000
Regulatory assets, accumulated amortization			9,000		8,000
Regulatory assets							$ 15,000
ITC Great Plains | Start-up, Development and Pre-construction Expenses, Including Associated Carrying Charges
Regulatory Assets
Non-current regulatory assets			10,000		11,000
Regulatory assets, accumulated amortization			3		$ 2
Decrease as a result of Tax Cuts and Jobs Act of 2017
Regulatory Assets
Non-current regulatory assets			65,000
Decrease as a result of Tax Cuts and Jobs Act of 2017 | Income Taxes Recoverable Related to AFUDC Equity
Regulatory Assets
Non-current regulatory assets			63,000
Decrease as a result of Tax Cuts and Jobs Act of 2017 | Income Taxes Recoverable Related to Implementation of the Michigan Corporate Income Tax
Regulatory Assets
Non-current regulatory assets			$ 2,000

[1]	Refer to discussion of ITCTransmission regional cost allocation recovery in Note 5 under ?ITCTransmission Regional Cost Allocation Refund.?
[2]	Refer to discussion of revenue accruals in Note 5 under ?Cost-Based Formula Rates with True-Up Mechanism.? Our Regulated Operating Subsidiaries do not earn a return on the balance of these regulatory assets, but do accrue interest carrying costs, which are subject to rate recovery along with the principal amount of the revenue accrual.
[3]	In 2017, income taxes recoverable related to AFUDC equity and income taxes recoverable related to implementation of the Michigan Corporate Income Tax and other state excess deficient taxes decreased by $63 million and $2 million, respectively, as a result of the implementation of the TCJA. Refer to discussion of the TCJA in Note 10.